BASIS OF PREPARATION - Additional information (Details) € in Thousands, $ in Millions						6 Months Ended		12 Months Ended
	May 12, 2026 USD ($)	Mar. 05, 2026 USD ($)	Jan. 21, 2026 USD ($)	Jan. 18, 2026 USD ($) shares	Jan. 16, 2026 shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jan. 31, 2026 USD ($)
BASIS OF PREPARATION
Proceeds from loans | €						€ 1,306	€ 1,222	€ 7,572	€ 3,145
Order back log amount | €								51,000
Annual cost savings program amount | €								€ 4,000
Debt arrangements | Senior convertible notes
BASIS OF PREPARATION
Number of shares issued | shares				2,197,898
Commitment value | $				$ 30.0						$ 30.0
Proceeds from loans | $		$ 15.0	$ 15.0
Debt arrangements | XJ Harbour HK Limited
BASIS OF PREPARATION
Number of shares issued | shares					12,540,539
Potential ordinary share transactions
BASIS OF PREPARATION
Standby equity purchase agreement, maximum financing amount | $	$ 30.0
Standby equity purchase agreement, availability period	24 months